Fair Value Measurements (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) [Line Items]
Asset held in trust	$ 22,275,986	$ 290,646,467	$ 287,517,003
Fair value measurement			$ 7,954,167
Redemption payment	271,793,225
Dividend	$ 0
UNITED STATES
Fair Value Measurements (Details) [Line Items]
Interest income		$ 871,000